UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2017

MFS® MULTIMARKET INCOME TRUST

PORTFOLIO OF INVESTMENTS

7/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 116.7%
Aerospace - 1.0%
Dae Funding LLC, 5%, 8/01/2024 (z)		$1,035,000	$1,056,994
KLX, Inc., 5.875%, 12/01/2022 (n)		1,060,000	1,114,325
Leonardo S.p.A., 1.5%, 6/07/2024	EUR	500,000	585,148
Lockheed Martin Corp., 3.55%, 1/15/2026		$406,000	422,414
TransDigm, Inc., 6%, 7/15/2022		245,000	256,025
TransDigm, Inc., 6.5%, 7/15/2024		700,000	741,125
TransDigm, Inc., 6.375%, 6/15/2026		555,000	579,975

			$4,756,006
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	325,000	$391,525

Apparel Manufacturers - 0.1%
Coach, Inc., 4.125%, 7/15/2027		$673,000	$677,520

Asset-Backed & Securitized - 2.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040 (z)		$1,657,715	$1,293,237
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.375%, 3/15/2028 (n)		1,262,639	1,270,727
Citigroup Commercial Mortgage Trust, FRN, 5.691%, 12/10/2049		390,311	24,394
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,307,715	529,234
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.403%, 7/15/2025 (n)		1,420,730	1,422,916
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.453%, 10/15/2026 (n)		260,616	262,821
First Union National Bank Commercial Mortgage Trust, FRN, 2.187%, 1/12/2043 (i)(q)(z)		129,230	649
First Union-Lehman Brothers Bank of America, FRN, 1.069%, 11/18/2035 (i)		2,358,177	9,258
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)		2,500,000	2,499,847
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		451,427	451,206
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.947%, 6/15/2049		981,829	1,005,171
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.986%, 2/18/2030 (i)		110,398	1
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.833%, 10/15/2027 (n)		2,500,000	2,511,467
Morgan Stanley Capital I Trust, “AM”, FRN, 5.676%, 4/15/2049		28,467	28,886
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039 (i)(z)		1,188,221	11,288
Octagon Investment Partners XV, Ltd., FRN, 2.764%, 10/25/2025 (n)		2,423,375	2,423,365

			$13,744,467
Automotive - 2.2%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,315,000	$1,361,025
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	250,000	295,844
Ferrari N.V., 1.5%, 3/16/2023	EUR	600,000	719,642
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	700,000	862,296
Gates Global LLC, 6%, 7/15/2022 (n)		$960,000	980,400
General Motors Financial Co., Inc., 3.45%, 4/10/2022		486,000	495,458
General Motors Financial Co., Inc., 4.35%, 1/17/2027		195,000	198,722
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		970,000	988,188
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	500,000	692,685
Lear Corp., 5.25%, 1/15/2025		$721,000	772,379
Nemak S.A.B. de C.V., 3.25%, 3/15/2024 (z)	EUR	500,000	599,595
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,335,000	1,401,750
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		1,052,000	1,099,340

			$10,467,324
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$363,000	$395,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - 2.1%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		$400,000	$412,000
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,095,000	1,134,694
E. W. Scripps Co., 5.125%, 5/15/2025 (n)		765,000	791,775
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		1,280,000	1,420,800
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		50,000	54,500
Match Group, Inc., 6.375%, 6/01/2024		845,000	919,994
Netflix, Inc., 5.875%, 2/15/2025		1,600,000	1,792,000
Netflix, Inc., 4.375%, 11/15/2026 (n)		480,000	486,000
Omnicom Group, Inc., 3.65%, 11/01/2024		154,000	159,080
Omnicom Group, Inc., 3.6%, 4/15/2026		444,000	450,491
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	485,000	611,410
Time Warner, Inc., 3.8%, 2/15/2027		$504,000	509,551
WMG Acquisition Corp., 5%, 8/01/2023 (z)		250,000	258,750
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		935,000	960,713

			$9,961,758
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$274,000	$277,359
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		450,000	474,639
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		469,000	472,923

			$1,224,921
Building - 3.3%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$960,000	$1,020,000
Allegion PLC, 5.875%, 9/15/2023		473,000	509,185
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,295,000	1,337,088
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		835,000	899,713
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		284,000	242,110
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	220,479
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,150,000	1,188,813
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,070,000	1,146,238
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	400,000	510,313
Imerys S.A., 1.5%, 1/15/2027	EUR	400,000	472,626
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$225,000	225,454
Masco Corp., 4.45%, 4/01/2025		170,000	181,929
Masco Corp., 4.375%, 4/01/2026		791,000	843,309
Mohawk Industries, Inc., 3.85%, 2/01/2023		653,000	673,692
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)		945,000	1,025,712
Owens Corning, 4.2%, 12/15/2022		184,000	195,398
Owens Corning, 3.4%, 8/15/2026		372,000	367,119
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		975,000	1,033,500
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,050,000	1,105,125
Standard Industries, Inc., 6%, 10/15/2025 (n)		735,000	785,531
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,155,000	1,209,863
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		300,000	308,250
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		270,000	281,475

			$15,782,922
Business Services - 2.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,015,000	$1,055,600
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		140,000	141,750
Alpine Finance Merger Sub LLC, 6.875%, 8/01/2025		535,000	555,063
CDK Global, Inc., 4.875%, 6/01/2027 (n)		1,005,000	1,032,638
Cisco Systems, Inc., 2.2%, 2/28/2021		530,000	534,543
Equinix, Inc., 4.875%, 4/01/2020		855,000	878,085

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 5.375%, 1/01/2022		$290,000	$303,775
Equinix, Inc., 5.375%, 4/01/2023		1,065,000	1,107,600
Equinix, Inc., 5.75%, 1/01/2025		537,000	577,275
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		180,000	188,772
Fidelity National Information Services, Inc., 1.1%, 7/15/2024	EUR	110,000	130,001
Fidelity National Information Services, Inc., 5%, 10/15/2025		$58,000	65,358
Fidelity National Information Services, Inc., 3%, 8/15/2026		504,000	493,826
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		244,000	251,168
First Data Corp., 5%, 1/15/2024 (n)		1,760,000	1,830,400
MSCI, Inc., 5.75%, 8/15/2025 (n)		595,000	644,088
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		664,000	669,894
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		734,000	768,069

			$11,227,905
Cable TV - 6.0%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$1,477,000	$1,539,329
Altice Financing S.A., 6.625%, 2/15/2023 (n)		1,525,000	1,615,547
Altice Finco S.A., 8.125%, 1/15/2024 (n)		719,000	780,115
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		665,000	704,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/2022		500,000	515,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		1,690,000	1,774,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,395,000	1,468,238
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		305,000	324,444
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		705,000	757,875
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		508,000	516,890
Charter Communications Operating LLC, 6.384%, 10/23/2035		1,005,000	1,175,778
Comcast Corp., 2.75%, 3/01/2023		1,365,000	1,384,294
Comcast Corp., 4.65%, 7/15/2042		500,000	550,967
Cox Communications, Inc., 4.6%, 8/15/2047 (z)		614,000	613,964
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,270,000	1,352,550
DISH DBS Corp., 5%, 3/15/2023		1,010,000	1,047,562
DISH DBS Corp., 5.875%, 11/15/2024		1,105,000	1,198,649
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		385,000	332,063
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		270,000	293,288
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	680,000	909,632
Lynx II Corp., 6.375%, 4/15/2023 (n)		$675,000	708,750
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	417,000	359,030
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$540,000	556,200
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,215,000	1,310,681
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		650,000	682,500
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		388,000	406,643
Sky PLC, 2.5%, 9/15/2026	EUR	600,000	767,154
Time Warner Cable, Inc., 4.5%, 9/15/2042		$210,000	197,890
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		855,000	887,063
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		700,000	752,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		215,000	229,244
Videotron Ltd., 5.125%, 4/15/2027 (n)		960,000	988,800
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		710,000	738,400
VTR Finance B.V., 6.875%, 1/15/2024 (n)		207,000	220,714
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		750,000	776,250

			$28,438,029
Chemicals - 1.5%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$493,000	$479,861
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		755,000	779,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - continued
Chemours Co., 6.625%, 5/15/2023		$745,000	$800,026
Chemours Co., 7%, 5/15/2025		255,000	284,325
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		440,000	462,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,075,000	1,224,156
Huntsman International LLC, 5.125%, 4/15/2021	EUR	335,000	450,111
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	350,000	432,242
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	350,000	406,512
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		$805,000	843,238
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		1,035,000	1,112,625

			$7,274,634
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$900,000	$1,002,447
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		840,000	880,950
Microsoft Corp., 1.55%, 8/08/2021		1,021,000	1,004,387
Microsoft Corp., 4.1%, 2/06/2037		922,000	993,485
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		955,000	1,017,075
Oracle Corp., 3.4%, 7/08/2024		483,000	503,478
VeriSign, Inc., 4.75%, 7/15/2027 (z)		302,000	306,530
VeriSign, Inc., 4.625%, 5/01/2023		1,005,000	1,032,638
VeriSign, Inc., 5.25%, 4/01/2025		130,000	138,450

			$6,879,440
Computer Software - Systems - 1.2%
Apple, Inc., 3.05%, 7/31/2029	GBP	450,000	$652,515
Apple, Inc., 4.25%, 2/09/2047		$135,000	142,873
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		425,000	465,375
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		270,000	281,983
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,005,000	1,050,225
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,145,000	1,196,525
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		775,000	823,438
Western Digital Corp., 10.5%, 4/01/2024		995,000	1,177,831

			$5,790,765
Conglomerates - 1.7%
Amsted Industries Co., 5%, 3/15/2022 (n)		$1,510,000	$1,562,850
EnerSys, 5%, 4/30/2023 (n)		1,435,000	1,474,463
Enpro Industries, Inc., 5.875%, 9/15/2022		1,415,000	1,476,906
Entegris, Inc., 6%, 4/01/2022 (n)		1,335,000	1,397,932
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	220,000	261,082
Johnson Controls International PLC, 4.5%, 2/15/2047		$110,000	117,589
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		283,000	292,709
Smiths Group PLC, 2%, 2/23/2027	EUR	400,000	485,511
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$985,000	1,019,475

			$8,088,517
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$590,000	$149,681
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		914,000	230,785

			$380,466
Consumer Products - 1.1%
Essity AB, 1.125%, 3/27/2024	EUR	500,000	$598,786
NBTY, Inc., 7.625%, 5/15/2021 (n)		$740,000	797,350
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		845,000	868,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - continued
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$500,000	$528,085
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,191,000	1,182,350
Spectrum Brands, Inc., 6.125%, 12/15/2024		165,000	176,550
Spectrum Brands, Inc., 5.75%, 7/15/2025		785,000	839,950

			$4,991,309
Consumer Services - 2.2%
ADT Corp., 6.25%, 10/15/2021		$1,050,000	$1,147,125
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	650,000	786,509
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$455,000	476,567
Interval Acquisition Corp., 5.625%, 4/15/2023		1,635,000	1,700,400
Mobile Mini, Inc., 5.875%, 7/01/2024		1,115,000	1,165,175
Monitronics International, Inc., 9.125%, 4/01/2020		1,025,000	960,938
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	170,000	215,178
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	650,000	774,041
Service Corp. International, 5.375%, 5/15/2024		$565,000	599,606
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,235,000	1,262,788
Visa, Inc., 2.8%, 12/14/2022		1,099,000	1,123,157

			$10,211,484
Containers - 2.7%
Ball Corp., 5.25%, 7/01/2025		$330,000	$363,000
Berry Global Group, Inc., 5.5%, 5/15/2022		1,155,000	1,204,088
Berry Global Group, Inc., 6%, 10/15/2022		680,000	722,500
Crown American LLC, 4.5%, 1/15/2023		1,147,000	1,212,953
Crown American LLC, 4.25%, 9/30/2026 (n)		590,000	594,425
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,426,000	1,493,735
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,113,000	1,151,955
Reynolds Group, 5.75%, 10/15/2020		600,000	613,500
Reynolds Group, 5.125%, 7/15/2023 (n)		725,000	763,063
Reynolds Group, 7%, 7/15/2024 (n)		625,000	675,781
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,176,600
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	450,000	601,355
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$370,000	395,438
Sealed Air Corp., 5.5%, 9/15/2025 (n)		195,000	212,550
Signode Industrial Group, 6.375%, 5/01/2022 (n)		785,000	820,325
Silgan Holdings, Inc., 5.5%, 2/01/2022		90,000	92,250
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)		620,000	638,600

			$12,732,118
Electrical Equipment - 0.2%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)		$240,000	$252,900
CommScope Technologies LLC, 5%, 3/15/2027 (n)		865,000	867,163

			$1,120,063
Electronics - 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$767,000	$787,230
Intel Corp., 3.15%, 5/11/2027		1,019,000	1,030,786
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		645,000	701,438
Sensata Technologies B.V., 5%, 10/01/2025 (n)		640,000	673,600
Tyco Electronics Group S.A., 6.55%, 10/01/2017		700,000	705,768
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	550,000	657,501

			$4,556,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 4.9%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		$201,000	$221,100
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		946,000	983,840
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FRN to 8/11/2026 (n)		226,000	224,870
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)		1,242,000	1,322,631
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		391,000	398,502
Comision Federal de Electricidad, 4.875%, 1/15/2024 (n)		517,000	549,313
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)		915,000	941,306
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		268,000	286,760
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		296,000	309,287
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		423,000	420,885
Gaz Capital S.A., 4.95%, 2/06/2028 (n)		492,000	491,185
Majapahit Holding B.V., 8%, 8/07/2019 (n)		1,197,000	1,328,670
Majapahit Holding B.V., 7.75%, 1/20/2020 (n)		1,045,000	1,171,759
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)		371,000	374,378
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		373,000	414,694
Pertamina PT, 5.25%, 5/23/2021 (n)		511,000	552,355
Pertamina PT, 4.875%, 5/03/2022 (n)		540,000	578,189
Pertamina PT, 4.3%, 5/20/2023 (n)		323,000	336,395
Pertamina PT, 6%, 5/03/2042		680,000	749,882
Petrobras Global Finance B.V., 6.125%, 1/17/2022		53,000	55,698
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,043,000	1,087,328
Petrobras Global Finance B.V., 7.375%, 1/17/2027		44,000	47,630
Petrobras International Finance Co., 6.75%, 1/27/2041		1,159,000	1,112,640
Petroleos Mexicanos, 5.5%, 1/21/2021		1,199,000	1,285,328
Petroleos Mexicanos, 4.625%, 9/21/2023		221,000	227,520
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		186,000	204,786
Petroleos Mexicanos, 5.5%, 6/27/2044		82,000	75,030
Petroleos Mexicanos, 6.75%, 9/21/2047		161,000	169,372
PT Pelabuhan Indonesia III, 4.875%, 10/01/2024 (n)		200,000	213,000
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/2024 (n)		438,000	473,193
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)		666,000	667,332
Sinopec Capital (2013) Ltd., 4.25%, 4/24/2043 (n)		548,000	549,448
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		544,000	570,587
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,367,000	1,503,017
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,263,000	2,398,758
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		776,000	776,276

			$23,072,944
Emerging Market Sovereign - 7.2%
Dominican Republic, 7.5%, 5/06/2021 (n)		$879,000	$973,493
Dominican Republic, 6.6%, 1/28/2024 (n)		188,000	209,620
Dominican Republic, 5.875%, 4/18/2024 (n)		206,000	221,450
Dominican Republic, 5.5%, 1/27/2025 (n)		211,000	222,078
Oriental Republic of Uruguay, 4.375%, 10/27/2027		377,731	403,794
Republic of Argentina, 6.875%, 4/22/2021		1,489,000	1,602,909
Republic of Colombia, 8.125%, 5/21/2024		679,000	865,725
Republic of Colombia, 6.125%, 1/18/2041		435,000	503,730
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,362,000	1,511,820
Republic of Hungary, 7.625%, 3/29/2041		488,000	740,274
Republic of Indonesia, 6.875%, 1/17/2018		838,000	857,414
Republic of Indonesia, 11.625%, 3/04/2019		733,000	842,929
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	375,000	475,599
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$517,000	520,563
Republic of Indonesia, 5.875%, 1/15/2024 (n)		225,000	257,357
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	324,000	390,743

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Indonesia, 4.125%, 1/15/2025 (n)		$339,000	$352,122
Republic of Indonesia, 4.125%, 1/15/2025		1,422,000	1,477,043
Republic of Kazakhstan, 3.875%, 10/14/2024 (n)		427,000	437,675
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		983,000	1,080,219
Republic of Kazakhstan, 4.875%, 10/14/2044 (n)		207,000	208,822
Republic of Lithuania, 6.625%, 2/01/2022 (n)		1,425,000	1,670,813
Republic of Panama, 3.75%, 3/16/2025		231,000	240,240
Republic of Panama, 8.875%, 9/30/2027		1,273,000	1,823,573
Republic of Panama, 9.375%, 4/01/2029		873,000	1,300,770
Republic of Paraguay, 4.625%, 1/25/2023 (n)		212,000	222,452
Republic of Peru, 8.75%, 11/21/2033		629,000	973,378
Republic of Peru, 5.625%, 11/18/2050		217,000	267,236
Republic of Poland, 5%, 3/23/2022		609,000	674,163
Republic of Romania, 6.75%, 2/07/2022 (n)		1,074,000	1,245,840
Republic of Romania, 4.375%, 8/22/2023 (n)		486,000	520,020
Republic of Sri Lanka, 6.125%, 6/03/2025		1,336,000	1,387,644
Republic of Turkey, 6.25%, 9/26/2022		646,000	708,401
Republic of Turkey, 4.875%, 10/09/2026		1,229,000	1,225,928
Russian Federation, 4.875%, 9/16/2023 (n)		800,000	864,064
Russian Federation, 4.75%, 5/27/2026		1,000,000	1,047,500
Russian Federation, 7.5%, 3/31/2030		259,570	311,490
Russian Federation, 5.625%, 4/04/2042 (n)		600,000	653,875
United Mexican States, 3.625%, 3/15/2022		1,710,000	1,787,805
United Mexican States, 4%, 10/02/2023		1,364,000	1,436,292
United Mexican States, 8.5%, 5/31/2029	MXN	29,290,000	1,852,415

			$34,369,278
Energy - Independent - 3.3%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		$326,905	$98
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		213,708	64
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)		1,140,000	1,197,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,345,000	1,336,594
Concho Resources, Inc., 4.375%, 1/15/2025		477,000	491,906
Consol Energy, Inc., 5.875%, 4/15/2022		640,000	642,800
Consol Energy, Inc., 8%, 4/01/2023		620,000	658,750
Continental Resources, Inc., 4.5%, 4/15/2023		1,395,000	1,360,125
Diamondback Energy, Inc., 5.375%, 5/31/2025		1,030,000	1,066,050
Gulfport Energy Corp., 6%, 10/15/2024 (n)		720,000	711,000
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)		315,000	314,606
Laredo Petroleum, Inc., 6.25%, 3/15/2023		1,060,000	1,093,125
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,135,000	1,164,794
Rice Energy, Inc., 7.25%, 5/01/2023		595,000	638,881
Seven Generations Energy, 8.25%, 5/15/2020 (n)		470,000	491,150
Seven Generations Energy, 6.75%, 5/01/2023 (z)		735,000	771,750
SM Energy Co., 6.75%, 9/15/2026		1,255,000	1,248,725
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	1,004,705
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	413,644
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,175,000	1,107,438

			$15,713,205
Energy - Integrated - 0.3%
BP Capital Markets PLC, 1.117%, 1/25/2024	EUR	400,000	$484,266
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		$698,000	718,100

			$1,202,366

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Entertainment - 1.2%
Carnival Corp., 1.875%, 11/07/2022	EUR	550,000	$693,678
Cedar Fair LP, 5.375%, 6/01/2024		$415,000	435,750
Cedar Fair LP, 5.375%, 4/15/2027 (n)		555,000	585,525
Cinemark USA, Inc., 5.125%, 12/15/2022		1,045,000	1,077,656
Cinemark USA, Inc., 4.875%, 6/01/2023		1,035,000	1,052,595
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,805,000	1,836,588

			$5,681,792
Financial Institutions - 2.0%
AerCap Ireland Capital Co., 3.65%, 7/21/2027		$650,000	$645,630
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		150,000	159,989
Aircastle Ltd., 5.125%, 3/15/2021		250,000	265,000
Aircastle Ltd., 5.5%, 2/15/2022		980,000	1,063,300
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		337,000	355,787
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		785,000	784,019
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		1,410,000	1,446,096
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		345,000	353,625
Navient Corp., 7.25%, 1/25/2022		1,670,000	1,828,650
Navient Corp., 7.25%, 9/25/2023		375,000	410,269
Navient Corp., 6.125%, 3/25/2024		352,000	365,200
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,580,000	1,608,638

			$9,286,203
Food & Beverages - 2.8%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	325,000	$381,142
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$221,000	234,557
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		631,000	654,738
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		334,000	369,256
Aramark Services, Inc., 4.75%, 6/01/2026		775,000	811,495
Coca-Cola Co., 1.1%, 9/02/2036	EUR	110,000	115,823
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	325,000	391,359
Constellation Brands, Inc., 4.25%, 5/01/2023		$894,000	960,729
Constellation Brands, Inc., 4.75%, 12/01/2025		313,000	344,410
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		950,000	998,688
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	220,725
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		150,000	151,586
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		201,000	200,498
JBS Investments GmbH, 7.25%, 4/03/2024		450,000	437,625
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,180,000	1,171,150
Kraft Heinz Foods Co., 5.2%, 7/15/2045		60,000	65,053
Kraft Heinz Foods Co., 4.375%, 6/01/2046		256,000	248,743
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		600,000	626,250
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		445,000	465,207
PepsiCo, Inc., 2.15%, 10/14/2020		1,936,000	1,954,061
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,085,000	1,163,663
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		995,000	1,038,531
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		239,000	243,217
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		124,000	128,147

			$13,376,653
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		$580,000	$590,428

Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (n)		$340,000	$175,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - 1.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$860,000	$901,151
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		895,000	966,824
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		160,000	174,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)		935,000	968,894
MGM Resorts International, 6.625%, 12/15/2021		1,105,000	1,243,125
MGM Resorts International, 6%, 3/15/2023		745,000	825,088
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,030,000	1,051,888
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		450,000	463,500

			$6,594,870
Industrial - 0.2%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,020,000	$1,063,350

Insurance - 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	180,000	$216,003
Bupa Finance PLC, 2%, 4/05/2024	GBP	300,000	397,013
Old Mutual PLC, 7.875%, 11/03/2025	GBP	450,000	705,935
Unum Group, 4%, 3/15/2024		$259,000	271,741

			$1,590,692
Insurance - Health - 0.4%
Aetna, Inc., 2.8%, 6/15/2023		$460,000	$465,069
Centene Corp., 5.625%, 2/15/2021		460,000	478,400
Centene Corp., 6.125%, 2/15/2024		765,000	831,938

			$1,775,407
Insurance - Property & Casualty - 1.0%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$359,000	$366,298
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	325,000	356,522
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$144,000	145,650
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		336,000	345,074
CNA Financial Corp., 5.875%, 8/15/2020		700,000	775,116
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		567,000	608,564
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	120,000	153,419
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	255,699
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$330,000	333,084
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		315,000	326,266
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		197,000	209,042
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	443,602
XLIT Ltd. Co., 3.25% to 6/29/2027, FRN to 6/29/2047	EUR	500,000	592,640

			$4,910,976
International Market Sovereign - 0.1%
Government of Japan, 0.3%, 12/20/2025	JPY	25,450,000	$236,027
Government of Japan, 2.4%, 3/20/2037	JPY	12,200,000	147,933

			$383,960
Internet - 0.3%
Baidu, Inc., 4.125%, 6/30/2025		$240,000	$251,838
Baidu, Inc., 3.25%, 8/06/2018		1,316,000	1,331,583

			$1,583,421
Local Authorities - 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$388,690
Province of British Columbia, 2.3%, 6/18/2026		595,000	464,866

			$853,556

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,125,000	$1,209,375
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,760,000	1,843,600
CNH Industrial N.V., 4.5%, 8/15/2023		730,000	773,800
H&E Equipment Services Co., 7%, 9/01/2022		1,065,000	1,102,275

			$4,929,050
Major Banks - 4.8%
Allied Irish Banks PLC, 4.125% to 11/26/2020, FRN to 11/26/2025	EUR	600,000	$765,327
Bank of America Corp., 2.625%, 4/19/2021		$563,000	568,013
Bank of America Corp., 3.248%, 10/21/2027		1,532,000	1,491,877
Bank of America Corp., FRN, 6.1%, 12/29/2049		1,110,000	1,223,775
Bank of New York Mellon Corp., 3.442 to 2/07/2027, FRN to 2/07/2028		647,000	662,263
Barclays Bank PLC, 6%, 1/14/2021	EUR	350,000	486,479
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	200,000	270,097
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	347,834
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	350,000	478,957
Goldman Sachs Group, Inc., 7.5%, 2/15/2019		$1,200,000	1,300,606
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		1,275,000	1,280,556
Goldman Sachs Group, Inc., 3%, 4/26/2022		1,250,000	1,266,526
HSBC Holdings PLC, 4.375%, 11/23/2026		399,000	419,179
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065		500,000	524,425
JPMorgan Chase & Co., 4.25%, 10/15/2020		1,250,000	1,332,751
JPMorgan Chase & Co., 3.25%, 9/23/2022		765,000	789,925
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,137,000	1,110,668
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		600,000	625,800
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		1,040,000	1,128,400
Morgan Stanley, 6.625%, 4/01/2018		1,000,000	1,031,830
Morgan Stanley, 2.5%, 4/21/2021		1,250,000	1,253,913
Morgan Stanley, 3.125%, 7/27/2026		572,000	560,224
Morgan Stanley, 2.625%, 3/09/2027	GBP	250,000	335,192
Morgan Stanley, 3.95%, 4/23/2027		$423,000	430,695
Nationwide Building Society, 1.25%, 3/03/2025	EUR	380,000	459,306
PNC Bank N.A., 2.6%, 7/21/2020		$1,067,000	1,085,555
UBS Group AG, 6.875% to 8/07/2025, FRN to 12/29/2049		990,000	1,085,288
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	500,000	612,501

			$22,927,962
Medical & Health Technology & Services - 4.6%
AmSurg Corp., 5.625%, 7/15/2022		$765,000	$793,688
Baxter International, Inc., 1.3%, 5/30/2025	EUR	350,000	415,887
Becton, Dickinson and Co., 3.734%, 12/15/2024		$66,000	68,172
Becton, Dickinson and Co., 4.685%, 12/15/2044		270,000	284,969
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		955,000	818,913
DaVita, Inc., 5.125%, 7/15/2024		525,000	539,766
DaVita, Inc., 5%, 5/01/2025		1,185,000	1,202,538
HCA, Inc., 7.5%, 2/15/2022		1,080,000	1,247,400
HCA, Inc., 5.875%, 3/15/2022		935,000	1,034,110
HCA, Inc., 5%, 3/15/2024		1,705,000	1,809,858
HCA, Inc., 5.375%, 2/01/2025		2,550,000	2,715,750
HCA, Inc., 5.875%, 2/15/2026		505,000	550,450
HCA, Inc., 5.25%, 6/15/2026		471,000	509,858
HealthSouth Corp., 5.125%, 3/15/2023		1,020,000	1,045,500
HealthSouth Corp., 5.75%, 11/01/2024		860,000	877,200
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		364,000	377,986
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		635,000	654,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		$1,025,000	$1,073,688
Quorum Health Corp., 11.625%, 4/15/2023		830,000	688,900
Tenet Healthcare Corp., 8%, 8/01/2020		712,000	723,570
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,600,000	1,721,600
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)		865,000	870,406
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		367,000	373,377
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		245,000	240,323
Universal Health Services, Inc., 7.625%, 8/15/2020		1,010,000	1,027,675
Universal Health Services, Inc., 5%, 6/01/2026 (n)		359,000	373,360

			$22,038,994
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$1,000,000	$1,056,250
Medtronic, Inc., 3.5%, 3/15/2025		1,437,000	1,506,434
Teleflex, Inc., 5.25%, 6/15/2024		955,000	997,975
Teleflex, Inc., 4.875%, 6/01/2026		445,000	458,350

			$4,019,009
Metals & Mining - 3.1%
Barrick Gold Corp., 4.1%, 5/01/2023		$369,000	$399,782
Cameco Corp., 5.67%, 9/02/2019	CAD	420,000	355,074
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$345,000	357,938
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		870,000	896,100
Freeport-McMoRan, Inc., 6.5%, 11/15/2020		130,000	133,738
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,472,000	1,597,120
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		840,000	811,650
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	400,000	486,159
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	300,000	358,514
GrafTech International Co., 6.375%, 11/15/2020		$845,000	768,950
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,000,000	1,062,500
Kinross Gold Corp., 4.5%, 7/15/2027 (n)		805,000	801,981
Kinross Gold Corp., 5.125%, 9/01/2021		410,000	435,496
Kinross Gold Corp., 5.95%, 3/15/2024		920,000	1,002,800
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		310,000	325,190
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		445,000	485,050
Novelis Corp., 5.875%, 9/30/2026 (z)		1,320,000	1,389,300
Southern Copper Corp., 5.875%, 4/23/2045		753,000	828,951
Steel Dynamics, Inc., 5.125%, 10/01/2021		435,000	448,050
Steel Dynamics, Inc., 5.25%, 4/15/2023		195,000	203,044
Steel Dynamics, Inc., 5.5%, 10/01/2024		735,000	786,450
Suncoke Energy, Inc., 7.625%, 8/01/2019		130,000	129,838
TMS International Corp., 7.625%, 10/15/2021 (n)		850,000	890,375

			$14,954,050
Midstream - 3.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$542,000	$560,986
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,420,000	1,451,950
DCP Midstream LP, 4.95%, 4/01/2022		410,000	420,763
DCP Midstream LP, 5.6%, 4/01/2044		250,000	237,500
DCP Midstream LP, 3.875%, 3/15/2023		525,000	511,875
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		415,000	421,774
Enbridge, Inc., 6% to 1/15/2027, FRN to 1/15/2077		476,000	504,560
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,795,000	2,028,350
Enterprise Products Operating LLC, 3.9%, 2/15/2024		287,000	300,092
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		1,434,000	1,835,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
ONEOK, Inc., 4.95%, 7/13/2047		$928,000	$930,672
Sabine Pass Liquefaction, 4.2%, 3/15/2028		400,000	406,292
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		1,185,000	1,292,891
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,465,000	1,631,285
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		500,000	535,455
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		775,000	785,656
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		415,000	427,969
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)		1,530,000	1,587,375
Williams Cos., Inc., 4.55%, 6/24/2024		1,050,000	1,088,063

			$16,958,905
Mortgage-Backed - 5.5%
Fannie Mae, 5.5%, 1/01/2037 - 8/01/2037		$1,298,051	$1,452,570
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		2,499,818	2,641,560
Fannie Mae, 3.5%, 3/01/2045 - 1/01/2047		6,035,194	6,225,732
Fannie Mae, FRN, 1.253%, 5/25/2018		1,078,828	1,078,132
Freddie Mac, 3.527%, 10/25/2023		1,400,000	1,487,422
Freddie Mac, 3.062%, 11/25/2023		600,000	622,207
Freddie Mac, 3.002%, 1/25/2024		1,500,000	1,554,277
Freddie Mac, 3.329%, 5/25/2025		5,000,000	5,253,586
Freddie Mac, 2.673%, 3/25/2026		1,099,000	1,097,074
Freddie Mac, 4%, 4/01/2044		180,574	190,287
Freddie Mac, 3.5%, 9/01/2045		4,417,656	4,555,011

			$26,157,858
Natural Gas - Distribution - 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (z)		$420,000	$419,622
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		377,000	388,781

			$808,403
Network & Telecom - 2.0%
AT&T, Inc., 1.8%, 9/04/2026	EUR	200,000	$239,743
AT&T, Inc., 4.9%, 8/14/2037		$833,000	828,679
AT&T, Inc., 4.25%, 6/01/2043	GBP	230,000	324,283
AT&T, Inc., 4.75%, 5/15/2046		$1,110,000	1,065,899
British Telecom PLC, 5.75%, 12/07/2028	GBP	300,000	518,984
CenturyLink, Inc., 6.45%, 6/15/2021		$470,000	507,454
CenturyLink, Inc., 7.65%, 3/15/2042		615,000	570,216
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	213,500
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	400,000	473,949
Telecom Italia Capital, 6%, 9/30/2034		$320,000	353,920
Telecom Italia S.p.A., 3.625%, 1/19/2024	EUR	500,000	667,351
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,165,000	1,284,413
Verizon Communications, Inc., 1.75%, 8/15/2021		281,000	274,253
Verizon Communications, Inc., 4.812%, 3/15/2039		539,000	539,844
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		530,000	574,388
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,035,000	1,097,100

			$9,533,976
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/2022		$860,000	$556,850
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		965,000	728,575
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (a)(d)(n)		1,113,007	392,892
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		985,000	928,363
Weatherford International Ltd., 8.25%, 6/15/2023		208,000	211,120

			$2,817,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$730,000	$768,325
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		880,000	895,400
Phillips 66, 4.875%, 11/15/2044		606,000	656,708

			$2,320,433
Other Banks & Diversified Financials - 1.6%
Bancolombia S.A., 5.95%, 6/03/2021		$1,094,000	$1,204,768
Bank of Iceland, 1.75%, 9/07/2020	EUR	600,000	732,938
BBVA Banco Continental S.A., 5.25% to 9/22/2024, FRN to 9/22/2029 (n)		$104,000	112,320
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		424,000	481,240
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	300,000	380,266
BPCE S.A., 4.5%, 3/15/2025 (n)		$302,000	313,167
Citizens Bank N.A., 2.55%, 5/13/2021		256,000	256,914
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	400,000	532,596
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		1,883,000	2,280,784
Industrial Senior Trust Co., 5.5%, 11/01/2022 (n)		220,000	222,200
ING Groep N.V., 3.95%, 3/29/2027		418,000	437,859
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	250,000	370,471
U.S. Bancorp, 0.85%, 6/07/2024	EUR	270,000	318,971

			$7,644,494
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$240,000	$238,791

Pharmaceuticals - 0.9%
Celgene Corp., 2.875%, 8/15/2020		$600,000	$615,527
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		1,020,000	1,004,700
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		164,000	168,977
Gilead Sciences, Inc., 2.35%, 2/01/2020		667,000	676,359
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		790,000	772,225
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,020,000	1,007,250

			$4,245,038
Precious Metals & Minerals - 0.3%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,485,000	$1,514,700

Printing & Publishing - 0.5%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,295,000	$1,335,469
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,075,000	1,122,031

			$2,457,500
Real Estate - Apartment - 0.3%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	600,000	$745,176
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	450,000	571,878

			$1,317,054
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,335,000	$1,378,388
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		1,090,000	1,139,050

			$2,517,438
Real Estate - Office - 0.1%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	450,000	$562,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Other - 1.1%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)		$280,000	$295,750
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)		1,145,000	1,190,800
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		1,725,000	1,787,747
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,130,000	1,173,788
Starwood Property Trust, Inc., 5%, 12/15/2021		885,000	922,613

			$5,370,698
Restaurants - 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$580,000	$614,800

Retailers - 1.6%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,329,000	$1,445,209
Dollar Tree, Inc., 5.75%, 3/01/2023		1,350,000	1,429,313
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024 (z)	EUR	200,000	248,016
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		$300,000	306,375
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		990,000	1,009,800
Home Depot, Inc., 2.625%, 6/01/2022		585,000	596,850
Home Depot, Inc., 3%, 4/01/2026		475,000	479,154
Home Depot, Inc., 4.875%, 2/15/2044		378,000	438,863
S.A.C.I. Falabella, 4.375%, 1/27/2025 (n)		389,000	407,466
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		975,000	994,500
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)		156,000	156,216

			$7,511,762
Specialty Chemicals - 1.0%
A Schulman, Inc., 6.875%, 6/01/2023		$1,215,000	$1,269,675
Ecolab, Inc., 2.625%, 7/08/2025	EUR	275,000	359,721
Koppers, Inc., 6%, 2/15/2025 (n)		$990,000	1,054,350
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044 (n)		540,000	548,910
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,660,000	1,738,850

			$4,971,506
Specialty Stores - 0.6%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,300,000	$1,176,500
Group 1 Automotive, Inc., 5%, 6/01/2022		1,150,000	1,173,000
Rallye S.A., 4.25%, 3/11/2019	EUR	300,000	370,033

			$2,719,533
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$1,200,000	$1,128,000
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	421,000	372,520
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	150,000	210,989

			$1,711,509
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	270,000	$219,215
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	353,519
International Finance Corp., 3.25%, 7/22/2019	AUD	585,000	478,707

			$1,051,441
Telecommunications - Wireless - 3.5%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$585,000	$621,563
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		725,000	793,875
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	420,000	508,816
American Tower Corp., REIT, 3.5%, 1/31/2023		$743,000	764,638
American Tower Corp., REIT, 4%, 6/01/2025		514,000	533,425
Crown Castle International Corp., 3.7%, 6/15/2026		232,000	235,031

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		$324,000	$310,635
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,279,000	1,243,188
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		756,000	671,328
Digicel Group Ltd., 6.75%, 3/01/2023		253,000	241,931
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,338,000	1,279,463
SBA Tower Trust, 2.898%, 10/15/2044 (n)		439,000	441,497
SFR Group S.A., 7.375%, 5/01/2026 (n)		975,000	1,055,438
Sprint Capital Corp., 6.875%, 11/15/2028		1,210,000	1,318,900
Sprint Corp., 7.875%, 9/15/2023		1,470,000	1,668,450
Sprint Corp., 7.125%, 6/15/2024		1,230,000	1,348,388
Sprint Nextel Corp., 6%, 11/15/2022		695,000	733,225
T-Mobile USA, Inc., 6.125%, 1/15/2022		145,000	151,888
T-Mobile USA, Inc., 6.5%, 1/15/2024		405,000	435,375
T-Mobile USA, Inc., 5.125%, 4/15/2025		730,000	773,800
T-Mobile USA, Inc., 6.5%, 1/15/2026		800,000	890,000
T-Mobile USA, Inc., 5.375%, 4/15/2027		620,000	669,600

			$16,690,454
Telephone Services - 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$410,475
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,170,000	1,243,125
TELUS Corp., 5.05%, 7/23/2020	CAD	425,000	368,720

			$2,022,320
Tobacco - 0.6%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	300,000	$349,087
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$742,000	783,782
Philip Morris International, Inc., 4.875%, 11/15/2043		356,000	402,431
Reynolds American, Inc., 8.125%, 6/23/2019		257,000	286,249
Reynolds American, Inc., 3.25%, 6/12/2020		69,000	71,181
Reynolds American, Inc., 4.45%, 6/12/2025		788,000	847,278
Reynolds American, Inc., 5.7%, 8/15/2035		202,000	240,652

			$2,980,660
Transportation - Services - 0.5%
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	400,000	$443,661
Delhi International Airport, 6.125%, 10/31/2026 (n)		$200,000	213,500
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	200,000	345,534
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$685,000	534,300
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		180,000	175,275
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		585,000	468,000

			$2,180,270
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds, 3.125%, 11/15/2041 (f)		$12,069,000	$12,668,202
U.S. Treasury Notes, 0.75%, 10/31/2018		18,000,000	17,883,288
U.S. Treasury Notes, 0.875%, 11/30/2017		15,593,000	15,580,338
U.S. Treasury Notes, 0.875%, 5/15/2019		11,000,000	10,909,767
U.S. Treasury Notes, 2.25%, 11/15/2025		6,000,000	6,013,596

			$63,055,191
Utilities - Electric Power - 3.0%
Calpine Corp., 5.5%, 2/01/2024		$920,000	$863,650
Calpine Corp., 5.75%, 1/15/2025		730,000	681,638
CMS Energy Corp., 5.05%, 3/15/2022		500,000	549,552
Covanta Holding Corp., 6.375%, 10/01/2022		320,000	328,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Covanta Holding Corp., 5.875%, 3/01/2024		$595,000	$580,125
Covanta Holding Corp., 5.875%, 7/01/2025		555,000	541,819
Duke Energy Florida LLC, 3.2%, 1/15/2027		589,000	599,897
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	215,008
Emera U.S. Finance LP, 2.7%, 6/15/2021		142,000	142,898
Emera U.S. Finance LP, 3.55%, 6/15/2026		162,000	164,295
Empresa de Energia de Bogota S.A., 6.125%, 11/10/2021 (n)		303,000	312,242
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		709,000	755,644
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		500,000	602,500
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	230,000	339,922
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$609,000	637,058
Exelon Corp., 3.497%, 6/01/2022		447,000	462,836
FirstEnergy Corp., 3.9%, 7/15/2027		200,000	201,587
Greenko Dutch B.V., 8%, 8/01/2019 (n)		410,000	426,400
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	162,556
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$628,000	649,501
NRG Energy, Inc., 6.625%, 3/15/2023		1,530,000	1,584,506
NRG Energy, Inc., 7.25%, 5/15/2026		745,000	787,838
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (z)		135,000	142,425
PPL Capital Funding, Inc., 3.1%, 5/15/2026		561,000	554,462
PPL Capital Funding, Inc., 5%, 3/15/2044		270,000	304,555
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		183,000	198,669
Transelec S.A., 4.25%, 1/14/2025 (n)		535,000	552,296
Virginia Electric & Power Co., 3.5%, 3/15/2027		839,000	866,818

			$14,208,697
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		$387,000	$401,029
Total Bonds			$554,771,425

Floating Rate Loans (g)(r) - 1.3%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 4.29%, 2/28/2020		$575,493	$577,363

Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.49%, 10/31/2023		$958,616	$963,192
HD Supply, Inc., Term Loan B1, 4.05%, 8/13/2021		243,860	244,241

			$1,207,433
Computer Software - Systems - 0.1%
CDW LLC, Term Loan B, 3.42%, 8/17/2023		$380,556	$382,385
Sabre GLBL, Inc., Term Loan B, 3.94%, 2/22/2024		292,431	294,571

			$676,956
Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.38%, 4/30/2021		$390,822	$392,776

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.18%, 6/23/2022		$275,913	$277,120

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.55%, 4/13/2024		$351,587	$353,960
Six Flags Theme Parks, Inc., Term Loan B, 3.53%, 6/30/2022		293,900	295,829

			$649,789

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.15%, 10/25/2023	$517,968	$520,040

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 4.04%, 6/24/2021	$692,153	$697,345

Printing & Publishing - 0.1%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.52%, 3/16/2024	$474,002	$476,273

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co. LP, Term Loan B1, 3.47%, 5/03/2020	$901,191	$901,191
Total Floating Rate Loans		$6,376,286

Common Stocks - 0.2%
Energy - Independent - 0.1%
Frontera Energy Corp. (a)	10,145	$280,002

Oil Services - 0.1%
LTRI Holdings LP (a)	520	$462,498
Total Common Stocks		$742,500
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
Markit CDX North American Investment Grade Index - October 2017 @ $70	52,000,000	$45,628
Issuer	Shares/Par
Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 1.08% (v)	10,785,038	$10,785,038
Total Investments		$572,720,877

Other Assets, Less Liabilities - (20.5)%		(97,252,248)
Net Assets - 100.0%		$475,468,629

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $176,441,796, representing 37.1% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.833%, 12/28/2040	3/01/06	$1,657,715	$1,293,237
Boston Gas Co., 3.15%, 8/01/2027	7/31/17	419,605	419,622

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Cox Communications, Inc., 4.6%, 8/15/2047	7/24/17-7/27/17	$613,909	$613,964
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	291,809	295,750
Dae Funding LLC, 5%, 8/01/2024	7/21/17-7/26/17	1,046,256	1,056,994
First Union National Bank Commercial Mortgage Trust, FRN, 2.187%, 1/12/2043	12/11/03	649	649
Hanesbrands Finance Luxembourg S.C.A., 3.5%, 6/15/2024	5/19/16	223,940	248,016
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17	2,500,000	2,499,847
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	134,575	153,419
Morgan Stanley Capital I, Inc., FRN, 1.493%, 4/28/2039	7/20/04	11,518	11,288
Nemak S.A.B. de C.V., 3.25%, 3/15/2024	3/16/17	542,498	599,595
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/09/17-6/28/17	990,906	1,025,712
Novelis Corp., 5.875%, 9/30/2026	5/12/17-6/14/17	1,367,750	1,389,300
Pattern Energy Group, Inc., 5.875%, 2/01/2024	7/19/17	142,067	142,425
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	509,922	475,599
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	370,736	390,743
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	777,946	771,750
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	302,000	306,530
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	255,773	258,750
Total Restricted Securities			$11,953,190
% of Net assets			2.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/17

Forward Foreign Currency Exchange Contracts at 7/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
AUD	188,000	USD	142,482	Brown Brothers Harriman	8/10/2017	$7,903
CAD	95,000	USD	73,467	JPMorgan Chase Bank N.A.	8/10/2017	2,742
CAD	97,000	USD	72,149	Royal Bank of Scotland Group PLC	8/10/2017	5,665
DKK	11,054	USD	1,674	Goldman Sachs International	8/10/2017	86
EUR	341,140	USD	400,903	Citibank N.A.	8/10/2017	3,105
EUR	772,825	USD	894,651	Goldman Sachs International	8/10/2017	20,600
EUR	1,200,227	USD	1,378,501	JPMorgan Chase Bank N.A.	8/10/2017	42,917
GBP	89,000	USD	115,495	Deutsche Bank AG	8/10/2017	1,962
KRW	112,535,000	USD	99,399	JPMorgan Chase Bank N.A.	8/14/2017	1,171
NZD	119,000	USD	85,554	JPMorgan Chase Bank N.A.	8/10/2017	3,801
SEK	8,003,272	USD	927,446	Goldman Sachs International	8/10/2017	64,262
SGD	102,000	USD	74,025	Deutsche Bank AG	8/10/2017	1,250
USD	1,764,177	JPY	192,550,750	Deutsche Bank AG	8/10/2017	17,022

						$172,486

Liability Derivatives
CAD	1,355	USD	1,089	JPMorgan Chase Bank N.A.	8/10/2017	$(2)
CHF	120,081	USD	124,852	Deutsche Bank AG	8/10/2017	(612)
HKD	19,818,000	USD	2,546,658	Brown Brothers Harriman	8/10/2017	(8,879)
JPY	144,565,258	USD	1,324,811	Goldman Sachs International	8/10/2017	(13,064)
USD	702,096	GBP	539,939	Brown Brothers Harriman	8/10/2017	(10,485)
USD	703,530	EUR	627,175	Citibank N.A.	8/10/2017	(39,228)
USD	1,074,553	EUR	929,876	Deutsche Bank AG	8/10/2017	(26,691)
USD	15,914,838	EUR	14,059,776	Goldman Sachs International	8/10/2017	(736,034)
USD	6,593	NOK	55,710	Goldman Sachs International	8/10/2017	(494)
USD	1,252,298	AUD	1,657,795	JPMorgan Chase Bank N.A.	8/10/2017	(73,806)
USD	749,376	EUR	669,352	JPMorgan Chase Bank N.A.	8/10/2017	(43,332)
USD	1,782,902	MXN	32,899,000	JPMorgan Chase Bank N.A.	8/10/2017	(62,711)
USD	2,213,718	CAD	2,980,617	Merrill Lynch International	8/10/2017	(177,349)
USD	5,874,587	GBP	4,550,328	Merrill Lynch International	8/10/2017	(130,680)
USD	10,372,299	EUR	9,002,755	Morgan Stanley Capital Services, Inc.	10/19/2017	(329,749)
ZAR	1,099,000	USD	84,756	JPMorgan Chase Bank N.A.	8/10/2017	(1,473)

						$(1,654,589)

Futures Contracts at 7/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	477	$60,049,828	September - 2017	$(20,505)
U.S. Treasury Bond 30 yr	Short	USD	5	764,844	September - 2017	(3,458)

						$(23,963)

At July 31, 2017, the fund had cash collateral of $280,000 and other liquid securities with an aggregate value of $907,691 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$280,002	$—	$462,498	$742,500
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	63,055,191	—	63,055,191
Non-U.S. Sovereign Debt	—	58,877,618	—	58,877,618
U.S. Corporate Bonds	—	299,876,580	—	299,876,580
Residential Mortgage-Backed Securities	—	26,157,860	—	26,157,860
Commercial Mortgage-Backed Securities	—	1,079,648	—	1,079,648
Asset-Backed Securities (including CDOs)	—	12,664,859	—	12,664,859
Foreign Bonds	—	93,105,297	—	93,105,297
Floating Rate Loans	—	6,376,286	—	6,376,286
Mutual Funds	10,785,038	—	—	10,785,038
Total Investments	$11,065,040	$561,193,339	$462,498	$572,720,877

Other Financial Instruments
Futures Contracts – Liabilities	$(23,963)	$—	$—	$(23,963)
Forward Foreign Currency Exchange Contracts – Assets	—	172,486	—	172,486
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,654,589)	—	(1,654,589)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received as part of a corporate action	462,498
Balance as of 7/31/17	$462,498

At July 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$564,437,971
Gross unrealized appreciation	20,652,657
Gross unrealized depreciation	(12,369,751)
Net unrealized appreciation (depreciation)	$8,282,906

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,203,537	134,458,509	(142,877,008)	10,785,038

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$586	$—	$65,303	$10,785,038

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2017

*	Print name and title of each signing officer under his or her signature.